COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Variable Portfolio – Eaton Vance Global Macro Advantage Fund

(the “Fund”)

Supplement dated November 1, 2013 to the Statement of Additional

Information dated May 1, 2013, as supplemented

Effective on November 18, 2013 (the Effective Date), the Fund will be managed directly by the Investment Manager, without a subadviser. In this connection, the name of the Fund will change from Variable Portfolio – Eaton Vance Global Macro Advantage Fund to Columbia Variable Portfolio – Multi-Strategy Alternatives Fund. Accordingly, effective on such date, all references in the Statement of Additional Information to Variable Portfolio – Eaton Vance Global Macro Advantage Fund are deleted and replaced with Columbia Variable Portfolio – Multi-Strategy Alternatives Fund.

On the Effective Date, the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES – The Investment Manager and Investment Advisory Services” is revised as follows:

1.	All references to Eaton Vance Management as investment subadviser to the Fund are hereby removed.

2.	The table under the heading “Portfolio Manager(s)” is modified by deleting the table entries for Mr. White, Mr. Knight and Mr. Peterson and replacing them with the following:

Portfolio Manager	Fund(s)

Todd White	VP Multi-Strategy Alternatives Fund
VP MV Conservative Fund
VP MV Conservative Growth Fund
VP MV Growth Fund

Jeffrey Knight, CFA	VP Asset Allocation Fund VP Multi-Strategy Alternatives Fund
VP MV Conservative Fund
VP MV Conservative Growth Fund
VP MV Growth Fund

Kent Peterson, Ph.D.	VP Multi-Strategy Alternatives Fund
VP MV Conservative Fund
VP MV Conservative Growth Fund
VP MV Growth Fund

3.	The table under the heading “Portfolio Manager(s) Information” is modified by adding the following:

Fund	Portfolio Manager	Other Accounts Managed (excluding the Fund)				Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in the next sub- section)
		Number and Type of Account	Approximate Total Net Assets		Performance Based Accounts
VP Multi-Strategy Alternatives Fund	Todd White[1]	7 RICs 10 other accounts	$ $	4.2 billion 7.5 million	None	None	(1)
VP Multi-Strategy Alternatives Fund	Jeffrey Knight, CFA[1]	19 RICs 3 other accounts	$ $	59.7 billion 1.49 million	None	None	(1)
VP Multi-Strategy Alternatives Fund	Kent Peterson, Ph.D.[1]	8 RICs 4 other accounts	$ $	4.21 billion 0.51 million	None	None	(1)

[1]	Information provided as of May 31, 2013.

Shareholders should retain this Supplement for future reference.

C-6512-9 A (10/13)